Deferred Consideration	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Deferred Consideration
Deferred Consideration

Note 3 - Deferred Consideration

On November 21, 2024, the Company deposited the $3.0 million second annual cash payment into the registry of the Denver County, Colorado District Court (the “District Court”) pending resolution of a dispute among former shareholders of Rockview Digital Solutions, Inc. (d/b/a Abaca) (“Abaca”) regarding the party authorized to receive the payment. See Note 17, Commitments and Contingencies.

The change to deferred consideration recognized as an expense for the three months ended September 30, 2026 and September 30, 2025 was $0.0 and $0.04 million, respectively. The change to deferred consideration is recognized as a credit for the nine months ended September 30, 2026 and September 30, 2025 was $0.0 and $0.1 million, respectively. Deferred consideration as of September 30, 2026 and December 31, 2025 was $3.0 million. This amount has been deposited with the District Court registry, which is carried as an asset pending resolution of the shareholder litigation described in Note 17, Commitments and Contingencies.

Note 3 - Deferred Consideration

On November 11, 2022, the Company entered into the first Amendment to the Merger Agreement with Rockview Digital Solutions, Inc. (“Abaca”) and other parties. The Merger Agreement included a $30 million payment through a mix of cash and stock, including $9 million in cash over three annual installments and 8,750 Common Stock (“Common Stock”), alongside deferred stock considerations based on a 10-day volume weighted average price (“VWAP”) formula.

A Second Amendment to the Merger Agreement, dated October 26, 2023, introduced deferred stock consideration of 24,316 shares of Common Stock at a recalculated value of $480.00 per share. No changes were made to the cash payments. Additionally, 20,834 stock warrants at $480.00 per share were issued, and a third-anniversary consideration payment of $1.5 million due October 5, 2025 was introduced, payable in cash or Common Stock with a floor value of $480.00 per share, at the Company’s discretion. The Company issued 3,126 unregistered shares of Common Stock in lieu of cash, computed using the floor value on October 3, 2025. On October 21, 2025, the Company filed Form S-1 to register the 3,127 shares of Common Stock issued on October 3, 2025 and the 20,834 common shares underlying the Abaca warrants to purchase Common Stock with an exercise price of $480.00 per share.

On November 21, 2024, the Company deposited the $3.0 million second annual cash payment into the registry of the Denver County, Colorado District Court pending resolution of a dispute among former Abaca shareholders regarding the party authorized to receive the payment. See Note 20 Commitments and Contingencies.

The adjustments and changes to deferred consideration have been valued and recorded according to ASC 815 in the Company’s consolidated financial statements.

The change in the amount of deferred consideration from January 1, 2024, to December 31, 2025:

	Cash Considerations	Third Anniversary Consideration Payment	Total
Balance, January 1, 2024	$2,889,792	$810,000	$3,699,792
Fair value adjustment	126,551	(488,000)	(361,449)
Balance, December 31, 2024	3,016,343	322,000	3,338,343
Fair value adjustment	(16,343)	(63,132)	(79,475)
Shares issued to Abaca shareholders	-	(258,868)	(258,868)
Balance, December 31, 2025	$3,000,000	$-	$3,000,000

The fair value of the third anniversary payment consideration, at the time of settlement, was determined using the Monte Carlo Simulation. model.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the third anniversary payment consideration as of their measurement dates:

December 31, 2024

Stock price	$108.00
Payment date	10/15/2025
Third anniversary consideration	$1,500,000
Risk free interest rate	4.2%
Market discount rate	5.8%
Remaining term in years	0.75
Expected volatility	86.2%

On October 3, 2025, the Company issued 3,127 shares of Common Stock in full settlement of the third anniversary consideration payment, resulting in a zero balance for all remaining deferred consideration obligations as of December 31, 2025. The only remaining balance in the table above represents the $3.0 million deposited with the District Court registry, which is carried as a restricted asset pending resolution of the shareholder litigation described in Note 20 Commitments and Contingencies.